Plan Description - Distributions (Details) - EBP 007 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Matching Percentage	100.00%
EBP, Participant Normal Retirement Age	65
Maximum [Member]
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Participant Compensation Matched, Percentage	75.00%
Employer Benefit Plan, Vested Balance, Distribution Threshold	$ 7,000
Minimum [Member]
EBP, Description of Plan [Line Items]
Employer Benefit Plan, Vested Balance, Distribution Threshold	$ 1,000